SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP 500 BOYLSTON STREET BOSTON, MASSACHUSETTS 02116 --------- TEL: (617) 573-4800 FAX: (617) 573-4822 www.skadden.com December 20, 2016

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RE: BlackRock Floating Rate Income Strategies Fund, Inc. - N-2/A Filing (File No. 811-21423)

Ladies and Gentlemen:

On behalf of BlackRock Floating Rate Income Strategies Fund, Inc. (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Pre-Effective Amendment”).

If you have any questions or require any further information with respect to this Pre-Effective Amendment, please call me at
(617) 573-4836 or Thomas A. DeCapo at (617) 573-4814.

Best regards, /s/ Kenneth E. Burdon Kenneth E. Burdon